Cover	Jun. 05, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment no. 1 to Form 8-K
Document Period End Date	Jun. 05, 2025
Entity File Number	001-34260
Entity Registrant Name	Enlightify Inc.
Entity Central Index Key	0000857949
Entity Tax Identification Number	36-3526027
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3rd Floor
Entity Address, Address Line Two	Borough A, Block A
Entity Address, Address Line Three	No.181 South Taibai Road
Entity Address, City or Town	Xi’an
Entity Address, Country	CN
Entity Address, Postal Zip Code	710065
City Area Code	+86
Local Phone Number	29-88266368
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ENFY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false